Total Capital and Net Income Per Common Unit - Net Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Distribution made to limited partner, cash distributions paid		$ 25,701
Limited partners' interest in net income for basic net income per common unit	$ 124,546	$ 2,615	$ 19,586
Weighted average number of common units	78,177,189	79,672,435	79,617,778
Dilutive effect of unit-based compensation	91,223	169,893	173,263
Common units and common unit equivalents	78,268,412	79,842,328	79,791,041
Limited partner's interest in net income per common unit:
Basic (USD per unit)	$ 1.59	$ 0.03	$ 0.25
Diluted (USD per unit)	$ 1.59	$ 0.03	$ 0.25
Preferred Units | Limited Partners
Class of Stock [Line Items]
Distribution made to limited partner, cash distributions paid	$ 25,700		$ 14,000